SCHEDULE OF NON CONVERTIBLE NOTES PAYABLE (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Debt Disclosure [Abstract]
Notes Payable	$ 2,909,119	$ 1,113,925
Note Payable - Equipment		36,538
PPP Loans Payable	1,283,624	1,283,624
Less current portion	(2,909,119)	(1,150,463)
Long term portion	$ 1,283,624	$ 1,283,624